Lease Liabilities (Details) - Schedule of lease liabilities	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)
Schedule of Current Liabilities Lease Liabilities [Abstract]
Current	$ 333,850	$ 226,800	$ 305,414
Non-current	95,403	64,812	336,246
Total liability	$ 429,253	$ 291,612	$ 641,660